Shareholders' equity	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Shareholders' equity

24. Shareholders’ equity

Share capital

The Company is authorized to issue an unlimited number of common and preferred shares. At December 31, 2022, the share capital comprised 155,685,593 common shares with no par value.

	Number of
	common
	shares	Share Capital
Balance at December 31, 2020	135,903,392	$1,009,151
Additional shares issued from Treasury	20,289,323	245,115
Normal course issuer bid purchase of common shares	(155,978)	(1,253)
Balance at December 31, 2021	156,036,737	$1,253,013
Normal course issuer bid purchase of common shares	(351,144)	(2,819)
Balance at December 31, 2022	155,685,593	$1,250,194

During the second quarter of 2021, the Company issued 20,289,323 shares pursuant to the IPO, including the over-allotment option, for gross proceeds of $263,761 ($245,115 net of underwriter fees and various issue costs of $18,646).

In October 2021, Triple Flag established a NCIB program, which expired on October 13, 2022. In November 2022, the Company renewed its NCIB. Under the renewed NCIB, the Company may acquire up to 2,000,000 of its common shares from time to time in accordance with the NCIB procedures of the TSX. Repurchases under the NCIB are authorized until November 14, 2023. For the year ended December 31, 2022, the Company purchased 351,144 (2021: 155,978) of its common shares under the NCIB for $4,127 (2021: $1,679), of which $2,819 (2021: $1,253) was of share capital.

In connection with the NCIB, the Company established an ASPP with the designated broker responsible for the NCIB. The ASPP is intended to allow for the purchase common shares under the NCIB at times when the Company would ordinarily not be permitted to purchase its common shares due to regulatory restrictions and customary self-imposed blackout periods.

Dividends

In 2022, we declared and paid dividends in United States dollars totaling $30,406 (2021: $14,838). For the year ended December 31, 2022, no shares were issued from treasury for participation in the DRIP.